Schedule of other expenses (Details) $ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2025 SGD ($)	Jun. 30, 2024 SGD ($)
Other Expenses
Information technology expenses	$ 571	$ 726	$ 684
Legal and professional fees	1,665	2,118	2,313
Marketing and advertising	1,216	1,546	1,374
Rental	3	4	3
Others	209	266	381
Total Other expenses	$ 3,664	$ 4,660	$ 4,755